Share-Based Payments - Additional Information (Details) $ / shares in Units, $ in Thousands									1 Months Ended					12 Months Ended
	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) shares	Aug. 26, 2020 CNY (¥) shares	Aug. 18, 2020 CNY (¥)	Aug. 18, 2020 USD ($)	May 29, 2020 shares	Apr. 13, 2020 shares	Sep. 11, 2019 Installment shares	Oct. 31, 2020 USD ($) shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) shares	May 31, 2020 Installment shares	Dec. 31, 2019	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 08, 2020 shares
BCPE Bridge Cayman, L.P. | Pre IPO Private Placements
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of shareholding				21.81%	21.81%
Amount to be distributed to ISU holders				¥ 210,986,000	$ 30,500
Class B Ordinary Shares | Bridge Management, L.P. | BCPE Bridge Limited Partnership Agreement
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Conversion of outstanding shares									26,797,650
2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average exercise price for share options granted | $ / shares															$ 0.73
2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
ESOP contractual term												10 years
Share-based payment award, options, exercised			5,667,164											5,667,164	5,667,164
Share-based compensation expense										¥ 21,914,000	$ 3,358
Number of shares vesting accelerated										1,125,600	1,125,600
Weighted-average exercise price for share options granted | $ / shares															$ 1.47
Number of shares granted						5,667,164								14,138,509	14,138,509
Stock option vesting percentage												50.00%
Number of Equal Installments to Vest Shares | Installment												2
Proceeds from stock option exercised | ¥			¥ 5,667,000
Weighted-average exercise price for share options forfeited | $ / shares															$ 1.00
Weighted-average exercise price for share options outstanding | $ / shares															1.79
Weighted-average exercise price for share options expected to vest | $ / shares															1.79
Weighted-average exercise price for share options exercisable | $ / shares															$ 1.01
Aggregate intrinsic value of share options outstanding | $															$ 55,150
Aggregate intrinsic value of share options currently exercisable | $															$ 12,373
Weighted-average remaining contractual term of share options outstanding														9 years 8 months 12 days	9 years 8 months 12 days
Weighted-average remaining contractual term of share options currently exercisable														9 years 8 months 1 day	9 years 8 months 1 day
2020 Plan | Certain Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted									2,805,000	5,666,345	5,666,345
Stock option vesting service period									4 years
2020 Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares authorized	11,334,328	11,334,328								11,334,328	11,334,328	5,667,164			22,291,218
2020 Plan | Service-based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option vesting percentage												50.00%
Number of Equal Installments to Vest Shares | Installment												4
Stock option vesting service period												4 years
2019 Plan and 2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total unrecognized employee share-based compensation expenses | $															$ 73,257
Expected to recognized weighted-average period														1 year 7 months 17 days	1 year 7 months 17 days
2019 Plan and 2020 Plan | Service-based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense									$ 35,907					¥ 234,291,000
ISUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense														¥ 135,682,000	$ 20,794	¥ 63,746,000	¥ 0
Expected to recognized weighted-average period														1 year 6 months	1 year 6 months
Total unrecognized employee share-based compensation expenses | $															$ 22,899
Class B | Bridge Management, L.P. | BCPE Bridge Limited Partnership Agreement
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share issued to SBC platform									1,000,000
BCPE Stack ESOP Holdco Limited | 2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	¥ 27,580,000	$ 4,227
Number of shares vesting accelerated	3,808,818	3,808,818
BCPE Bridge Cayman, L.P. | Class B
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	¥ 5,132,000	$ 787
Number of shares vesting accelerated	31,137	31,137
Number of shares issued								1,000,000
BCPE Bridge Cayman, L.P. | Class B | Granted During 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of vesting installments of remaining portion | Installment								2
BCPE Bridge Cayman, L.P. | Class B | Maximum | Granted During 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service vesting period								5 years
BCPE Bridge Cayman, L.P. | Class B | Maximum | Granted During 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service vesting period								4 years
Number of vesting installments | Installment								4
BCPE Bridge Cayman, L.P. | Class B | Minimum | Granted During 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service vesting period								1 year
BCPE Bridge Cayman, L.P. | Class B | Minimum | Granted During 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service vesting period								3 years
Number of vesting installments | Installment								3
2019 Plan | BCPE Stack ESOP Holdco Limited
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
ESOP contractual term													10 years
2019 Plan | BCPE Stack ESOP Holdco Limited | Class B
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
ESOP purchase options																		17,633,120
Share-based payment award, options, exercised							17,633,120
Number of shares exchanged for ordinary shares															0